Derivative financial and operating assets and liabilities - Summary of outstanding notional amounts by due date (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	35,617	39,479
Currency risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	20,404	27,687
Interest rate risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	12,286	6,722
Interest rate and currency risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	30	65
Commodity price risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	2,897	5,005
Due within one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	21,440	24,312
Due within one year | Currency risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	19,279	21,424
Due within one year | Interest rate risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	71	42
Due within one year | Interest rate and currency risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	11	37
Due within one year | Commodity price risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	2,079	2,809
Due between one and five years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	14,177	15,167
Due between one and five years | Currency risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	1,125	6,263
Due between one and five years | Interest rate risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	12,215	6,680
Due between one and five years | Interest rate and currency risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	19	28
Due between one and five years | Commodity price risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	818	2,196